Share Capital - Disclosure of RSUs outstanding and exercisable (Details) - Restricted share units [Member]	Apr. 30, 2026 Shares $ / shares	Apr. 30, 2025 Shares $ / shares	Apr. 30, 2024 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 2.33	$ 2.06	$ 1.69
Number of RSUs outstanding | Shares	2,149,336	1,360,868	1,044,073
Grant date 01-Apr-24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 1.77
Number of RSUs outstanding | Shares	106,000
Grant date 12-Jun-24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 2.26
Number of RSUs outstanding | Shares	503,336
Grant date 01-May-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 2.26
Number of RSUs outstanding | Shares	1,445,000
Grant date 29-Jul-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 4.33
Number of RSUs outstanding | Shares	35,000
Grant date 24-Apr-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 4.6
Number of RSUs outstanding | Shares	60,000